Discountinued Operations and Non-current Asset Classified as Held for Sale	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Discountinued Operations and Non-current Asset Classified as Held for Sale
37	DISCONTINUED OPERATIONS AND NON-CURRENT ASSET CLASSIFIED AS HELD FOR SALE

As part of the non-strategic asset divestment process initiated by the Company in 2017 with the sale of GMD S.A., in 2018, CAM Servicios del Peru S.A. and CAM Chile S.A., and Stracon GyM S.A. were sold (“completed”).

Additionally, information is presented on Adexus S.A., a subsidiary that has been reclassified as a non-current asset available for sale (“planned”) as of December 31, 2018 (Note 38-b).

A.	Discontinued operations

i) CAM Servicios del Peru S.A. and CAM Chile S.A.

On December 4, 2018, the Company entered into a purchase and sale agreement for all of its shares (representing 73.16%) of CAM Servicios del Peru S.A. and CAM Chile S.A. The Group received for its participation in CAM Chile S.A. and CAM Servicios del Peru S.A. the sum of (i) US$15.78 million (equivalent to S/51.7 million) for the shares of CAM Chile S.A. and (ii) US$3.0 million (equivalent to S/10.4 million) for the shares of CAM Servicios del Peru S.A., respectively. The net gain on the sale of both subsidiaries amounted to S/31.7 million.

ii) STRACON GyM S.A.

On March 28, 2018, the Company entered into a purchase and sale agreement for all of its shares (representing 87.59%) in STRACON GyM S.A. The sale price was agreed in US$76.8 million (equivalent to S/248.8 million), which is fully paid. The net gain on the sale amounted to S/41.9 million.

iii) GMD S.A.

On June 6, 2017, the Company entered into a sales contract for all of its shares (representing 89.19%) in GMD S.A. The sales price was agreed at US$84.7 million (equivalent to S/269.9 million), which is fully paid. The net gain on the sale amounted to S/218.3 million (US$64.6 million approximately).

B.	Non-current asset classified as held for sale

At December 31, 2018, non-current assets and liabilities held for sale correspond to investments in the company Adexus S.A., whose main activity is to provide information technology solutions mainly in Chile and Peru. Account balances are classified as assets held for sale taking into account that the Group has a sales plan defined within the next 12 months.

At December 31, 2018 Adexus S.A.
(planned)
Assets
Cash and cash equivalents	6,074
Trade accounts receivables, net	157,351
Inventories, net	3,999
Other accounts receivable	80,374

Total assets	247,798

Liabilities
Other accounts payable	71,810
Accounts payable	148,817
Deferred income tax liabilities	5,201

Total liabilities	225,828

Total net assets	21,970

As of December 31, 2017, this item includes Red Eagle Mining Corporation investment representing 6.18% of shares. In January and March 2018, the Company sold the total of its shares. The sale price was agreed at US$3.99 million (equivalent to S/16.24 million), which were paid in full.

C.	Consolidated statement of income and consolidated cash flow

The Company reclassified financial results and present cash flow of discontinued operations, GMD S.A., Stracon GyM S.A., CAM Servicios del Peru S.A., CAM Chile S.A. (completed) and Adexus S.A. (planned) for 2016 and 2017 as follows:

	Reclassification
	2016	discontinued operations		2016
	Audited	Completed	Planned	Reclassified
Revenues	6,190,317	(1,939,983)	(113,025)	4,137,309
Operating costs	(5,633,022)	1,714,498	97,304	(3,821,220)

Gross profit (loss)	557,295	(225,485)	(15,721)	316,089

Administrative expenses	(382,393)	87,855	16,235	(278,303)
Other (expenses) income, net	(13,374)	(9,162)	176	(22,360)
Gain from the sale of investments	46,336	—	—	46,336

Operating profit (loss)	207,864	(146,792)	690	61,762

Financial expenses	(221,664)	18,384	5,225	(198,055)
Financial income	20,645	(2,420)	—	18,225

Share of the profit or loss in associates and joint ventures	(589,710)	(356)	—	(590,066)

(Loss) profit before income tax	(582,865)	(131,184)	5,915	(708,134)
Income tax	119,272	34,772	(1,862)	152,182

(Loss) profit from continuing operations	(463,593)	(96,412)	4,053	(555,952)

Profit (loss) from discontinued operations	11,995	96,412	(4,053)	104,354

Loss of the year	(451,598)			(451,598)

(Loss) earnings per share from continuing operations attributable to owners of the company during the year	(0.790)			(0.916)

	Discontinued operations
	Completed	Planned
Cash flows relating to the discontinued operations are as follows:

Operating cash flows	125,048	39,318
Investing cash flows	(73,127)	17,639
Financing cash flows	(111,303)	66,886

Net increase generated in subsidiary	(59,382)	123,843

	Reclassification
	2017	discontinued operations		2017
	Restated (i)	Completed	Planned	Reclassified
Revenues	6,080,142	(1,782,105)	(284,024)	4,014,013
Operating costs	(5,407,355)	1,656,114	239,680	(3,511,561)

Gross profit (loss)	672,787	(125,991)	(44,344)	502,452

Administrative expenses	(429,181)	73,966	32,761	(322,454)
Other (expenses) income, net	(20,545)	(13,159)	835	(32,869)
Gain (loss) from the sale of investments	56,099	(21,554)	—	34,545

Operating profit (loss)	279,160	(86,738)	(10,748)	181,674

Financial expenses	(185,445)	23,913	10,755	(150,777)
Financial income	15,407	(1,401)	(264)	13,742

Share of the profit or loss in associates and joint ventures	1,327	(854)	—	473

Profit (loss) before income tax	110,449	(65,080)	(257)	45,112
Income tax	(59,097)	12,939	(147)	(46,305)

Profit (loss) from continuing operations	51,352	(52,141)	(404)	(1,193)

Profit from discontinued operations	157,886	52,141	404	210,431

Profit of the year	209,238			209,238

(Loss) earnings per share from continuing operations attributable to owners of the company during the year	(0.014)			(0.101)

(i)	See Nota 2.31

	Discontinued operations
	Completed	Planned
Cash flows relating to the discontinued operations are as follows:

Operating cash flows	149,687	6,083
Investing cash flows	(10,377)	(19,570)
Financing cash flows	(136,165)	14,059

Net increase generated in subsidiary	3,145	572

Discontinued operations as at December 31, 2018 are as follows:

	Discontinued operations
	Grupo CAM and Stracon GyM	Adexus S.A.
	(Completed)	(Planned)
Revenues	1,010,739	302,936
Operating costs	(968,375)	(263,455)

Gross profit	42,364	39,481

Administrative expenses	(56,950)	(32,730)
Other (expenses) income, net	860	(4,519)

Operating (loss) profit	(13,726)	2,232

Financial expenses	(19,971)	(12,786)
Financial income	6,253	611

Loss before income tax	(27,444)	(9,943)
Income tax	7,112	2,325

Loss from discontinued operations	(20,332)	(7,618)

Cash flows relating to the discontinued operations are as follows:

Operating cash flows	6,967	36,450
Investing cash flows	(11,474)	(18,141)
Financing cash flows	526	(21,422)

Net increase generated in subsidiary	(3,981)	(3,113)